UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

September 1, 2017 to September 30, 2017

Commission File Number of issuing entity: 333-209768-02

Central Index Key Number of issuing entity: 0001673576

Nissan Auto Lease Trust 2016-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-209768

Central Index Key Number of depositor: 0001244832

Nissan Auto Leasing LLC II

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001540639

Nissan Motor Acceptance Corporation

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

Sean Caley, (615) 725-1666

(Name and telephone number, including area code, of the person to contact in connection with this filing)

38-7160128

(I.R.S. Employer Identification No.)

c/o Wilmington Trust, National Association, Rodney Square North,
1100 North Market Street, Wilmington, Delaware	19890
(Address of principal executive offices of the issuing entity)	(Zip Code)

(302) 636-6194

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Asset Backed Notes, Class A-1	☐	☐	☒
Asset Backed Notes, Class A-2a	☐	☐	☒
Asset Backed Notes, Class A-2b	☐	☐	☒
Asset Backed Notes, Class A-3	☐	☐	☒
Asset Backed Notes, Class A-4	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of Nissan Auto Lease Trust 2016-A, including the information required by Items 1121(a)-(b) of Regulation AB, is set forth in the attached Monthly Servicer’s Report.

No assets securitized by Nissan Motor Acceptance Corporation (the “Securitizer”) and held by Nissan Auto Lease Trust 2016-A were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from September 1, 2017 to September 30, 2017. Please refer to the Form ABS-15G filed by the Securitizer on January 18, 2017 for additional information. The CIK number of the Securitizer is 0001540639.

Item 1A.	Asset-Level Information.

The information prescribed by Regulation AB Item 1111(h) and by Item 1125, Schedule AL, is not required to be disclosed for this transaction.

Item 1B.	Asset Representations Reviewer and Investor Communication.

Nothing to report.

PART II – OTHER INFORMATION

Item 2.	Legal Proceedings.

None.

Item 3.	Sales of Securities and Use of Proceeds.

None.

Item 4.	Defaults Upon Senior Securities.

None.

Item 5.	Submission of Matters to a Vote of Security Holders.

None.

Item 6.	Significant Obligors of Pool Assets.

Not applicable.

Item 7.	Change in Sponsor Interest in the Securities.

None.

Item 8.	Significant Enhancement Provider Information.

Not applicable.

Item 9.	Other Information.

Superior Matter.

In 2011, Nissan Motor Acceptance Corporation (“NMAC”) was awarded a final, non-appealable judgment of approximately $40 million, now up to approximately $61 million with accruing interest, in a case relating to a breach of contract claim against Superior Automotive Group (“Superior”), one of NMAC’s former dealer groups, stemming from defaults on Superior’s credit lines (the “Initial Judgment”). As previously disclosed, on May 22, 2017, a jury awarded approximately $256 million in a verdict against NMAC in favor of Superior in a new trial of Superior’s lender liability tort claims against NMAC, arising out of a similar set of facts as those culminating in the Initial Judgment (the “Superior Matter”). Judgment was entered on August 22, 2017 by the trial court in the Superior Matter. NMAC filed motions for new trial and for judgment notwithstanding the verdict. On October 18, 2017, the Superior Court of California ruled in favor of NMAC, vacated the May 22, 2017 jury verdict, and granted NMAC’s motion for a new trial regarding the Superior Matter on the grounds of (1) irregularity of the proceedings and (2) juror misconduct.

Item 10. Exhibits.

(a)	Monthly Servicers Report for the month of September 2017 – Nissan Auto Lease Trust 2016-A.

(b)	Exhibits: 99.1 Monthly Servicer’s Report for the month of September 2017 – Nissan Auto Lease Trust 2016-A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NISSAN AUTO LEASING LLC II
(Depositor)

Date: October 30, 2017	/s/ Riley A. McAndrews
Riley A. McAndrews, Assistant Treasurer